Trade and other receivables, net - Additional information (Details) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 05, 2019	May 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade and other receivables, net [Line Items]
Revenue from contracts with customers	$ 21.0			$ 806,300,000	$ 961,370,000	$ 673,597,000
Collections related to the sale	$ 21.0			806,300,000	961,370,000	$ 673,597,000
Minera La Zanja S.R.L
Disclosure of Trade and other receivables, net [Line Items]
Restricted time deposit					29,242,000
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of Trade and other receivables, net [Line Items]
Account receivable related to sale of mining concessions				1,900,000	$ 7,300,000
Revenue from contracts with customers			$ 3,600,000	6,500,000
Collections related to the sale			3,600,000	6,500,000
Amount transferred to a third party		$ 6,000,000
Loss from sale of asset				$ 2,000,000
Sale Amount of Asset			$ 7,100,000